Business Segment Data (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Segment Data (Details) [Line Items]
Number of Reportable Segments	2	2
Foreign [Member] | Sales [Member]
Business Segment Data (Details) [Line Items]
Concentration Risk, Percentage	10.00%